UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Cash flows from operating activities
Net income	$ (1,619)	$ 1,474
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	1,922	798
Share-based compensation	1,284	789
Unrealized foreign exchange loss (gain)	(976)	(189)
Income tax expense (recovery)	(284)	883
Finance income, net	410	(648)
Changes in non-cash working capital items:
Trade and other receivables	6,803	(4,786)
Prepaids and deposits	1,945	(2,146)
Contract costs, net	(1,119)	(854)
Trade and other payables	7,232	1,785
Employee benefit obligations	(561)	56
Deferred revenue	10,044	10,916
Income taxes paid	(275)	(133)
Cash from operating activities	24,806	7,945
Cash flows used in investing activities
Purchase of property and equipment	(109)	(298)
Acquisition of business, net of cash acquired	(52,200)	0
Cash used in investing activities	(52,309)	(298)
Cash flows used in financing activities
Payments received on net investment in finance lease	0	19
Repayment of lease obligations	(427)	(434)
Net Interest Received (Paid)	(333)	574
Proceeds from exercise of stock options	0	213
Proceeds from share issuance under employee share purchase plan	200	236
Proceeds from loan issuance	80,239	0
Shares repurchased for cancellation	(63,114)	(9,407)
Repayment of borrowings	0	0
Cash used in financing activities	16,565	(8,799)
Net change in cash and cash equivalents during the period	(10,938)	(1,152)
Effect of foreign exchange on cash and cash equivalents	89	486
Cash and cash equivalents, beginning of the period	74,037	92,540
Cash and cash equivalents, end of the period	$ 63,188	$ 91,874